Lease Commitment and Total Rental Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Rent Expense [Line Items]
Rental expenses	$ 177,416	$ 145,207	$ 191,717